Changes in consolidation scope	6 Months Ended
Jun. 30, 2022
Scope Of Consolidation [Abstract]
Changes in consolidation scope	Changes in consolidation scopeIn comparison to the consolidation scope for the year ended December 31, 2021, Euronav has acquired the remaining 50% in TI Asia Ltd. ("TI Asia") and TI Africa Ltd. ("TI Africa"). Euronav already had 50% in these 2 joint ventures which were then recorded as equity investees, and signed on June 7, 2022 a Share Sale and Purchase Agreement with the JV partner International Seaways, Inc. to take control over these 2 joint ventures by purchasing the remaining 50% of the shares. FSOs are floating storage and offloading units for areas where the offshore production platforms have no or insufficient storage capabilities. Each joint venture contains one FSO, which are currently both working at the Al Shaheen oilfield in Qatar for the customer North Oil Company. The FSOs are contracted to NOC till Q3 2032. The 2 former joint ventures are fully consolidated as of June 7, 2022.